Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,735,287.90

Principal:
Principal Collections	$22,535,998.71
Prepayments in Full	$13,953,944.09
Liquidation Proceeds	$468,346.25
Recoveries	$22,387.04
Sub Total	$36,980,676.09
Collections	$39,715,963.99

Purchase Amounts:
Purchase Amounts Related to Principal	$230,823.87
Purchase Amounts Related to Interest	$1,538.32
Sub Total	$232,362.19

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,948,326.18

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$39,948,326.18
Servicing Fee	$666,728.07	$666,728.07	$0.00	$0.00	$39,281,598.11
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,281,598.11
Interest - Class A-2 Notes	$16,373.29	$16,373.29	$0.00	$0.00	$39,265,224.82
Interest - Class A-3 Notes	$312,642.50	$312,642.50	$0.00	$0.00	$38,952,582.32
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$38,805,543.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,805,543.82
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$38,738,070.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,738,070.07
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$38,688,084.24
Third Priority Principal Payment	$510,857.53	$510,857.53	$0.00	$0.00	$38,177,226.71
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$38,114,086.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,114,086.71
Regular Principal Payment	$34,777,944.90	$34,777,944.90	$0.00	$0.00	$3,336,141.81
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,336,141.81
Residual Released to Depositor	$0.00	$3,336,141.81	$0.00	$0.00	$0.00
Total		$39,948,326.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$510,857.53
Regular Principal Payment					$34,777,944.90
Total					$35,288,802.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$35,288,802.43	$65.36	$16,373.29	$0.03	$35,305,175.72	$65.39
Class A-3 Notes	$0.00	$0.00	$312,642.50	$0.66	$312,642.50	$0.66
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$35,288,802.43	$21.92	$656,653.87	$0.41	$35,945,456.30	$22.33

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$40,933,216.14	0.0758163	$5,644,413.71	0.0104546
Class A-3 Notes	$474,900,000.00	1.0000000	$474,900,000.00	1.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$763,103,216.14	0.4739565	$727,814,413.71	0.4520390

Pool Information
Weighted Average APR	3.955%	3.949%
Weighted Average Remaining Term	40.72	39.88
Number of Receivables Outstanding	46,134	44,930
Pool Balance	$800,073,678.61	$762,595,430.04
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$766,873,334.77	$731,022,358.61
Pool Factor	0.4860132	0.4632467

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$11,438,931.45
Yield Supplement Overcollateralization Amount	$31,573,071.43
Targeted Overcollateralization Amount	$34,781,016.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,781,016.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	18

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		132	$289,135.65
(Recoveries)		54	$22,387.04
Net Losses for Current Collection Period			$266,748.61
Cumulative Net Losses Last Collection Period			$4,217,069.78
Cumulative Net Losses for all Collection Periods			$4,483,818.39

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.40%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.42%	512	$10,806,241.35
61-90 Days Delinquent	0.12%	48	$913,043.85
91-120 Days Delinquent	0.03%	9	$204,766.53
Over 120 Days Delinquent	0.08%	27	$627,915.48
Total Delinquent Receivables	1.65%	596	$12,551,967.21

Repossession Inventory:
Repossessed in the Current Collection Period		31	$718,910.62
Total Repossessed Inventory		44	$1,077,264.39

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3616%
Preceding Collection Period			0.4194%
Current Collection Period			0.4097%
Three Month Average			0.3969%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1711%
Preceding Collection Period			0.1734%
Current Collection Period			0.1870%
Three Month Average			0.1771%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer